Employees' Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	6 Months Ended
	Jan. 23, 2013	Mar. 31, 2013 item	Jun. 30, 2013 item	Jan. 23, 2013 Two Directors [Member] item	Jan. 23, 2013 Three Directors [Member]	May 01, 2013 Manager [Member] item	Jun. 30, 2013 Manager [Member]	Jan. 23, 2013 Minimum [Member]	Mar. 31, 2013 Minimum [Member]	May 01, 2013 Minimum [Member] Manager [Member]	Jan. 23, 2013 Maximum [Member]	Mar. 31, 2013 Maximum [Member]	May 01, 2013 Maximum [Member] Manager [Member]	Jun. 30, 2013 2006 Plan [Member]
Authorized shares for issuance														1,258,392
Options to purchase	65,000	52,500		20,000	45,000	85,000
Exercise price per share	$ 6.85					$ 8.03			$ 7.93			$ 7.96
Vesting period for the options		4 years	4 years		3 years	4 years
Percent of options available to vest		50.00%	50.00%	50.00%		50.00%
Number of vesting installments		8	8	8		8
Percent of options available to vest, per quarter after inital vest		6.25%	6.25%	6.25%		6.25%
Assumed dividend yield	6.50%	6.50%				6.50%
Risk free annual interest rate								0.57%	0.75%	0.65%	1.00%	1.15%	0.86%
Expected average volatility								39.18%	44.79%	44.56%	47.984%	47.50%	47.43%
Expected term of the options		7 years		7 years	7 years	7 years		4 years	4 years	4 years	5 years 6 months	5 years 6 months	5 years 6 months	7 years
Unrecognized compensation cost related to non-vested options	$ 139	$ 113					$ 192